Fair value of financial assets and liabilities_Financial liabilities by category (Details) $ in Thousands	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 2,958,302,000,000		$ 2,560,192	₩ 2,282,686,000,000
Financial liabilities at amortized cost	332,312,084,000,000			315,120,128,000,000
Derivative liabilities (Designated for hedging)	6,837,000,000		$ 5,917	51,408,000,000
Total	335,277,223,000,000			317,454,222,000,000
Deposits due to customer
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	27,530,000,000			27,058,000,000
Financial liabilities at amortized cost	264,685,578,000,000			248,690,939,000,000
Derivative liabilities (Designated for hedging)	0			0
Total	264,713,108,000,000			248,717,997,000,000
Borrowings
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	87,626,000,000			164,767,000,000
Financial liabilities at amortized cost	18,998,920,000,000			16,202,986,000,000
Derivative liabilities (Designated for hedging)	0			0
Total	19,086,546,000,000			16,367,753,000,000
Debentures
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	0			0
Financial liabilities at amortized cost	30,858,055,000,000			28,735,862,000,000
Derivative liabilities (Designated for hedging)	0			0
Total	30,858,055,000,000			28,735,862,000,000
Derivatives (for trading)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	2,843,146,000,000			2,090,861,000,000
Financial liabilities at amortized cost	0			0
Derivative liabilities (Designated for hedging)	6,837,000,000			51,408,000,000
Total	2,849,983,000,000			2,142,269,000,000
Other financial liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	0	[1]		0	[2]
Financial liabilities at amortized cost	17,769,531,000,000	[1]		21,490,341,000,000	[2]
Derivative liabilities (Designated for hedging)	0	[1]		0	[2]
Total	17,769,531,000,000	[1]		21,490,341,000,000	[2]
Provision for financial guarantee contract	₩ 62,764,000,000			₩ 47,817,000,000

[1]	Other financial liabilities include 62,764 million Won of financial guarantee liabilities measured at amortized cost included in provisions
[2]	Other financial liabilities include 47,817 million Won of financial guarantee liabilities measured at amortized cost included in provisions.